FINANCE COSTS (Tables)	12 Months Ended
Dec. 31, 2019
FINANCE COSTS
Schedule of interest expense on the Company's bank borrowings

Finance costs comprise interest expense on the Company’s bank borrowings:

	For the years ended December 31,
	2019	2018	2017
	RMB’000	RMB’000	RMB’000
Interest on lease liability	315	—	—
Interest on bank borrowings	—	—	213